Derivatives (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	R$ (34,156)	R$ (15,447)
Notional amount of credit protection purchased with identical underlying amount	9,652	6,109
Net position	(24,504)	(9,338)
Credit default swaps [member]
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	(18,156)	(9,837)
Notional amount of credit protection purchased with identical underlying amount	9,652	6,109
Net position	(8,504)	(3,728)
Total Returns Swap [Member]
IfrsStatementLineItems [Line Items]
Notional amount of credit protection sold	(16,000)	(5,610)
Net position	R$ (16,000)	R$ (5,610)